Putnam Small Cap Value Fund
The fund's portfolio
5/31/21 (Unaudited)

COMMON STOCKS (96.8%)(a)
	Shares	Value
Aerospace and defense (1.5%)
Maxar Technologies, Inc.(S)	67,800	$2,108,580
Vectrus, Inc.(NON)	36,620	1,868,352

		3,976,932
Air freight and logistics (1.1%)
Radiant Logistics, Inc.(NON)	357,800	2,751,482

		2,751,482
Airlines (1.1%)
Allegiant Travel Co.(NON)	12,500	2,768,250

		2,768,250
Auto components (1.1%)
Patrick Industries, Inc.	32,200	2,759,540

		2,759,540
Banks (17.6%)
Ameris Bancorp	46,500	2,554,710
Atlantic Capital Bancshares, Inc.(NON)	39,807	1,119,373
Bancorp, Inc. (The)(NON)	104,300	2,528,232
Berkshire Hills Bancorp, Inc.	78,200	2,170,050
Coastal Financial Corp./WA(NON)	34,274	1,065,921
ConnectOne Bancorp, Inc.	107,624	2,980,109
CrossFirst Bankshares, Inc.(NON)	187,200	2,753,712
First Bancshares, Inc. (The)	58,900	2,300,045
First Horizon Corp.	141,900	2,706,033
Five Star Bancorp(NON)	122,642	3,230,390
Lakeland Bancorp, Inc.	156,700	2,978,867
OFG Bancorp (Puerto Rico)	133,600	3,219,760
Peoples Bancorp, Inc.	63,800	2,072,224
Preferred Bank	35,200	2,403,808
Professional Holding Corp. Class A(NON)	89,079	1,630,146
QCR Holdings, Inc.	50,191	2,399,632
Reliant Bancorp, Inc.	64,500	1,912,425
Southern First Bancshares, Inc.(NON)	39,046	2,086,228
Univest Financial Corp.	96,800	2,822,688

		44,934,353
Building products (2.2%)
Insteel Industries, Inc.	51,100	1,786,456
Quanex Building Products Corp.	93,854	2,499,332
Tecnoglass, Inc. (Colombia)(S)	66,200	1,455,738

		5,741,526
Capital markets (0.8%)
Stifel Financial Corp.	31,500	2,182,320

		2,182,320
Chemicals (3.3%)
AdvanSix, Inc.(NON)	72,534	2,296,426
Olin Corp.	48,700	2,380,943
Tronox Holdings PLC Class A (United Kingdom)	164,212	3,855,698

		8,533,067
Commercial services and supplies (3.9%)
ACCO Brands Corp.	256,600	2,337,626
Clean Harbors, Inc.(NON)	24,400	2,271,640
Deluxe Corp.	67,800	3,088,968
Herman Miller, Inc.	48,900	2,337,420

		10,035,654
Communications equipment (0.9%)
Ribbon Communications, Inc.(NON)	314,000	2,336,160

		2,336,160
Construction and engineering (1.7%)
Sterling Construction Co., Inc.(NON)	104,800	2,358,000
WillScot Mobile Mini Holdings Corp.(NON)	70,800	2,053,200

		4,411,200
Containers and packaging (1.4%)
Myers Industries, Inc.	78,800	1,735,964
Silgan Holdings, Inc.	46,100	1,942,193

		3,678,157
Diversified consumer services (0.9%)
Universal Technical Institute, Inc.(NON)	364,135	2,203,017

		2,203,017
Electric utilities (1.0%)
Otter Tail Corp.	54,500	2,614,365

		2,614,365
Electrical equipment (0.9%)
nVent Electric PLC (United Kingdom)	71,500	2,326,610

		2,326,610
Electronic equipment, instruments, and components (2.1%)
Jabil, Inc.	48,411	2,732,801
Methode Electronics, Inc.	54,600	2,641,548

		5,374,349
Energy equipment and services (1.4%)
Newpark Resources, Inc.(NON)	1,088,100	3,634,254

		3,634,254
Entertainment (0.7%)
Lions Gate Entertainment Corp. Class A(NON)(S)	98,928	1,927,117

		1,927,117
Equity real estate investment trusts (REITs) (4.5%)
Alpine Income Property Trust, Inc.(R)(S)	93,999	1,713,602
Diversified Healthcare Trust(R)	377,129	1,368,978
Global Medical REIT, Inc.(R)	115,900	1,668,960
RLJ Lodging Trust(R)	149,300	2,294,741
Spirit Realty Capital, Inc.(R)	46,301	2,188,185
Xenia Hotels & Resorts, Inc.(NON)(R)	116,000	2,251,560

		11,486,026
Food and staples retail (1.0%)
Andersons, Inc. (The)	79,600	2,473,968

		2,473,968
Health-care equipment and supplies (1.1%)
Lantheus Holdings, Inc.(NON)	116,300	2,820,275

		2,820,275
Health-care providers and services (4.1%)
Acadia Healthcare Co., Inc.(NON)	32,587	2,097,299
Brookdale Senior Living, Inc.(NON)	479,554	3,232,194
RadNet, Inc.(NON)	111,600	2,954,052
Tivity Health, Inc.(NON)	85,500	2,240,100

		10,523,645
Hotels, restaurants, and leisure (1.7%)
Brinker International, Inc.(NON)	31,300	1,923,385
Everi Holdings, Inc.(NON)	113,500	2,352,855

		4,276,240
Household durables (2.4%)
Hooker Furniture Corp.	57,700	2,068,545
Purple Innovation, Inc.(NON)	72,006	2,053,611
Universal Electronics, Inc.(NON)	39,800	1,992,388

		6,114,544
Insurance (1.2%)
Argo Group International Holdings, Ltd. (Bermuda)	36,600	1,963,224
Heritage Insurance Holdings, Inc.	135,669	1,130,123

		3,093,347
IT Services (3.3%)
Hackett Group, Inc. (The)	137,100	2,441,751
IBEX, Ltd.(NON)(S)	163,219	3,548,381
Unisys Corp.(NON)	95,400	2,452,734

		8,442,866
Leisure products (2.0%)
Vista Outdoor, Inc.(NON)	120,242	5,241,348

		5,241,348
Machinery (3.7%)
Columbus McKinnon Corp./NY	52,363	2,654,804
Crane Co.	19,200	1,833,408
Hillenbrand, Inc.	53,000	2,416,800
Mayville Engineering Co., Inc.(NON)	128,265	2,493,472

		9,398,484
Metals and mining (3.8%)
Alamos Gold, Inc. Class A (Canada)	249,200	2,275,196
Commercial Metals Co.	81,200	2,555,364
Ferroglobe Representation & Warranty Insurance Trust(NON)	270,395	—
Major Drilling Group International, Inc. (Canada)(NON)	437,100	3,831,703
Olympic Steel, Inc.	29,200	1,043,900

		9,706,163
Mortgage real estate investment trusts (REITs) (1.8%)
Ladder Capital Corp.(R)	179,400	2,098,980
New Residential Investment Corp.(R)	236,500	2,502,170

		4,601,150
Multi-utilities (0.9%)
Unitil Corp.	40,700	2,232,395

		2,232,395
Oil, gas, and consumable fuels (5.2%)
Arch Resources, Inc.(NON)	35,100	2,003,157
CNX Resources Corp.(NON)	162,400	2,211,888
Magnolia Oil & Gas Corp. Class A(NON)	270,375	3,493,245
Scorpio Tankers, Inc.	116,107	2,598,475
SM Energy Co.(S)	158,900	3,162,110

		13,468,875
Paper and forest products (1.1%)
Verso Corp. Class A	160,453	2,729,306

		2,729,306
Pharmaceuticals (0.9%)
Antares Pharma, Inc.(NON)	595,400	2,363,738

		2,363,738
Professional services (—%)
BancTec, Inc. 144A CVR(F)	160,833	—

		—
Road and rail (—%)
Universal Logistics Holdings, Inc.	4,885	122,125

		122,125
Semiconductors and semiconductor equipment (1.7%)
Photronics, Inc.(NON)	156,200	2,114,948
Rambus, Inc.(NON)	119,500	2,337,420

		4,452,368
Software (0.9%)
j2 Global, Inc.(NON)(S)	18,900	2,353,617

		2,353,617
Specialty retail (2.4%)
Citi Trends, Inc.(NON)	25,500	2,125,170
Shoe Carnival, Inc.(S)	32,600	2,200,826
Zumiez, Inc.(NON)	43,300	1,897,406

		6,223,402
Textiles, apparel, and luxury goods (1.8%)
Unifi, Inc.(NON)	164,884	4,539,257

		4,539,257
Thrifts and mortgage finance (4.6%)
Bridgewater Bancshares, Inc.(NON)	119,200	2,069,312
Meta Financial Group, Inc.	53,100	2,814,831
MGIC Investment Corp.	128,900	1,897,408
Premier Financial Corp.	81,237	2,477,729
Walker & Dunlop, Inc.	24,900	2,528,346

		11,787,626
Trading companies and distributors (3.1%)
Custom Truck One Source, Inc.(NON)	239,210	2,538,018
Custom Truck One Source, Inc.(NON)(S)	92,961	986,316
Karat Packaging, Inc.(NON)	108,663	2,064,597
Titan Machinery, Inc.(NON)	81,100	2,488,148

		8,077,079

Total common stocks (cost $180,692,732)		$248,716,197

INVESTMENT COMPANIES (2.2%)(a)
	Shares	Value
Crescent Capital BDC, Inc.	42,149	$782,707
PennantPark Investment Corp.	375,500	2,497,075
Saratoga Investment Corp.(S)	62,671	1,601,244
Trinity Capital, Inc.	58,278	839,203

Total investment companies (cost $4,936,088)		$5,720,229

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Custom Truck One Source, Inc.	1/1/25	$11.50	49,986	$134,462

Total warrants (cost $63,982)				$134,462

SHORT-TERM INVESTMENTS (4.4%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 0.10%(AFF)	9,688,225	$9,688,225
Putnam Short Term Investment Fund Class P 0.08%(AFF)	1,575,792	1,575,792

Total short-term investments (cost $11,264,017)		$11,264,017
TOTAL INVESTMENTS

Total investments (cost $196,956,819)		$265,834,905

Key to holding's abbreviations
CVR	Contingent Value Rights
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from March 1, 2021 through May 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $257,052,573.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 2/28/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/21
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$8,428,979	$29,263,541	$28,004,295	$2,275	$9,688,225
	Putnam Short Term Investment Fund**	2,929,444	14,889,682	16,243,334	546	1,575,792

	Total Short-term investments	$11,358,423	$44,153,223	$44,247,629	$2,821	$11,264,017
* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
# At the close of the reporting period, the fund received cash collateral of $9,688,225 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $9,528,522. Certain of these securities were sold prior to the close of the reporting period.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$1,927,117	$—	$—
Consumer discretionary	31,357,348	—	—
Consumer staples	2,473,968	—	—
Energy	17,103,129	—	—
Financials	66,598,796	—	—
Health care	15,707,658	—	—
Industrials	49,609,342	—	—**
Information technology	22,959,360	—	—
Materials	24,646,693	—	—
Real estate	11,486,026	—	—
Utilities	4,846,760	—	—

Total common stocks	248,716,197	—	—
Investment companies	5,720,229	—	—
Warrants	134,462	—	—
Short-term investments	—	11,264,017	—

Totals by level	$254,570,888	$11,264,017	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
**Value of Level 3 security is $—.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Warrants (number of warrants)	50,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com